Income Taxes - Summary of open tax years for the Company's major tax jurisdictions (Detail) - Bird Rides [Member]	12 Months Ended
Dec. 31, 2020
U.S. Federal [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
U.S. Federal [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
U.S. State [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
U.S. State [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020
Netherlands [Member] | Tax Year 2018 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2018
Netherlands [Member] | Tax Year 2020 [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2020